Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Tables Present Summary Information by Segment

The following tables present summary information by segment for the six months ended June 30, 2025 and 2024.

	For the six months ended June 30, 2025
	Cryptocurrency mining segment	Air travel media network segment
	(continuing)	(discontinued)
Revenues	$12,764	$104
Cost of revenues	(12,703)	(201)
Segment gross profit (loss)	61	(97)
Salaries and benefits expenses	(362)	(312)
Professional services expenses	(790)	(447)
Other segment expenses	(864)	(510)
Interest income (expenses), net	4	(18)
Other income, net	—	1,345
Income tax expense	(5)	—
Segment net loss	(1,956)	(39)

For the six months ended June 30, 2024
Air travel media network segment
(discontinued)
Revenues	$193
Cost of revenues	(205)
Segment gross loss	(12)
Salaries and benefits expenses	(509)
Professional services expenses	(1,445)
Other segment expenses	(347)
Interest expenses, net	(62)
Other income, net	73
Income from long-term investments	23,647
Loss from disposal	(1,447)
Segment net loss	(19,898)